Share-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	May 09, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Shares reserved for grant	5,000,000
Increase in authorized shares	2,000,000
Options exercised in period		300,000
Options outstanding (less than 100,000)		100,000
Stock options exercised, intrinsic value		$ 1.5	$ 1.1	$ 1.8
Cash received from stock options exercise		2.7	1.7	7.4
Stock appreciation rights
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Granted, Shares		783,100	539,300	793,200
Vesting period		3 years	3 years	3 years
Forfeitures percentage		3.00%	3.00%	3.00%
Intrinsic value of SARS exercised		25.5	8.0	8.9
Unrecognized compensation cost		4.0
Weighted-average remaining contractual term		18 months
Nonvested, balance		2,097,000	3,734,000
Weighted-average grant date fair value		$ 6.92	$ 8.12	$ 3.90
Stock appreciation rights | Maximum
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Stock awards expiration		10 years
Stock appreciation rights | Minimum
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Stock awards expiration		7 years
Restricted stock units
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Granted, Shares		591,300	336,300	510,700
Vesting period		3 years
Unrecognized compensation cost		$ 7.1
Weighted-average remaining contractual term		15 months
Nonvested, balance		1,300,000
Weighted-average grant date fair value		$ 12.29
Vests Rateably over 3 Years | Stock Options
Share-Based Compensation Arrangement By Share-based Payment Award [Line Items]
Award vesting percentage		33.33%